Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Other Comprehensive Income, Noncontrolling Interest [Text Block]
21.    Accumulated Other Comprehensive Income (Loss)
The following table presents changes, net of tax, in each component of accumulated other comprehensive income (loss).

($ in millions)	Unrealized (losses) gains on investment securities (a)	Translation adjustments and net investment hedges	Cash flow hedges	Defined benefit pension plans	Accumulated other comprehensive (loss) income
Balance at December 31, 2008	$(72)	$(168)	$(28)	$(121)	$(389)
Net unrealized gains arising during the period	115	601	—	24	740
Less: Net realized losses reclassified to net income	(108)	—	(1)	—	(109)
2009 net change	223	601	1	24	849
Balance at December 31, 2009	151	433	(27)	(97)	460
Net unrealized gains (losses) arising during the period	320	(18)	33	(40)	295
Less: Net realized gains (losses) reclassified to net income	497	(1)	—	—	496
2010 net change	(177)	(17)	33	(40)	(201)
Balance at December 31, 2010	(26)	416	6	(137)	259
Net unrealized gains (losses) arising during the period	196	(72)	—	(27)	97
Less: Net realized gains (losses) reclassified to net income	284	(8)	—	(7)	269
2011 net change	(88)	(64)	—	(20)	(172)
Balance at December 31, 2011	$(114)	$352	$6	$(157)	$87
(a) Represents the after-tax difference between the fair value and amortized cost of our available-for-sale securities portfolio.
The following table presents the before- and after-tax changes in each component of accumulated other comprehensive income (loss).

December 31, ($ in millions)	Before Tax	Tax Effect	After Tax
2011
Unrealized gains on investment securities
Net unrealized gains arising during the period	$213	$(17)	$196
Less: Net realized gains reclassified to net income (a)	296	(12)	284
Net change	(83)	(5)	(88)
Translation adjustments and net investment hedges
Translation adjustments	(238)	1	(237)
Hedges - Net unrealized gains arising during the period	165	—	165
Less: Hedges - Net realized losses reclassified to net income	(8)	—	(8)
Net change	(65)	1	(64)
Defined benefit pension plans
Net gains (losses), prior service costs, and transition obligation arising during the period	(25)	(2)	(27)
Less: Net gains (losses), prior service costs, and transition obligations reclassified to net income	(12)	5	(7)
Net change	(13)	(7)	(20)
Other comprehensive loss	$(161)	$(11)	$(172)
2010
Unrealized gains on investment securities
Net unrealized gains arising during the period	$317	$3	$320
Less: Net realized gains reclassified to net income	506	(9)	497
Net change	(189)	12	(177)
Translation adjustments and net investment hedges
Translation adjustments	178	(13)	165
Hedges - Net unrealized losses arising during the period	(183)	—	(183)
Less: Hedges - Net realized losses reclassified to net income	(1)	—	(1)
Net change	(4)	(13)	(17)
Cash flow hedges
Net unrealized gains arising during the period	35	(2)	33
Defined benefit pension plans
Net gains (losses), prior service costs, and transition obligation arising during the period	(45)	(14)	(59)
Less: Net gains (losses), prior service costs, and transition obligations reclassified to net income	(14)	(5)	(19)
Net change	(31)	(9)	(40)
Other comprehensive loss	$(189)	$(12)	$(201)
2009
Unrealized gains on investment securities
Net unrealized gains arising during the period	$190	$(75)	$115
Less: Net realized losses reclassified to net income	(166)	58	(108)
Net change	356	(133)	223
Translation adjustments and net investment hedges
Translation adjustments	591	10	601
Cash flow hedges
Net unrealized gains arising during the period	10	(9)	1
Defined benefit pension plans
Net gains (losses), prior service costs, and transition obligation arising during the period	39	(2)	37
Less: Net gains (losses), prior service costs, and transition obligations reclassified to net income	13	—	13
Net change	26	(2)	24
Other comprehensive income	$983	$(134)	$849

(a)	Includes gains of $2 million at December 31, 2011, classified as (loss) income from discontinued operations, net of tax, in our Consolidated Statement of Income.